SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 40
form 13F Information Table Value Total: $69,561
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      278     4000 SH       Sole                     4000
Advance Auto Parts Inc.        COM              00751y106     3654    94100 SH       Sole                    94100
Beacon Roofing Supply          COM              073685109     4534   427350 SH       Sole                   427350
Bed Bath & Beyond              COM              075896100     4585   163150 SH       Sole                   163150
Berkshire Hathaway - Cl B      COM              084670207      546      136 SH       Sole                      136
Biosante Pharmaceuticals       COM              09065V203       60    12700 SH       Sole                    12700
Bristol-Myers Squibb           COM              110122108      544    26500 SH       Sole                    26500
Capital Southwest Corp.        COM              140501107     2789    26755 SH       Sole                    26755
Carnival Corp.                 COM              143658300      241     7300 SH       Sole                     7300
CBS Corp - Cl B                COM              124857202      829    42550 SH       Sole                    42550
Conocophillips                 COM              20825C104      710     7524 SH       Sole                     7524
Covidien Ltd.                  COM              G2552X108      381     7950 SH       Sole                     7950
Dell Inc.                      COM              24702R101     1083    49500 SH       Sole                    49500
Diageo PLC Sponsored ADR       COM              25243Q205      879    11900 SH       Sole                    11900
Discovery Holdings-Cl A        COM              25468y107     1758    80039 SH       Sole                    80039
Disney (Walt) Co.              COM              254687106      542    17380 SH       Sole                    17380
Fortune Brands Inc.            COM              349631101      392     6275 SH       Sole                     6275
Gannett Inc.                   COM              364730101     4152   191595 SH       Sole                   191595
General Electric               COM              369604103      323    12100 SH       Sole                    12100
Glaxosmithkline ADR            COM              37733w105      539    12200 SH       Sole                    12200
Grainger WW Inc.               COM              384802104      262     3200 SH       Sole                     3200
Home Depot                     COM              437076102      282    12050 SH       Sole                    12050
Int'l Speedway Corp. - Cl A    COM              460335201     2346    60100 SH       Sole                    60100
Lee Enterprises Inc.           COM              523768109      156    39152 SH       Sole                    39152
Liberty Media Corp - Ent Ser A COM              53071m500      965    39816 SH       Sole                    39816
Liberty Media Hldg Cap-A       COM              53071M302      143     9954 SH       Sole                     9954
Liberty Media Hldg Int-A       COM              53071M104      803    54375 SH       Sole                    54375
McDonalds Corp.                COM              580135101     5856   104162 SH       Sole                   104162
MDS Inc.                       COM              55269p302      669    41300 SH       Sole                    41300
Motorola Inc.                  COM              620076109     2446   333179 SH       Sole                   333179
Petsmart Inc.                  COM              716768106     3366   168725 SH       Sole                   168725
Speedway Motorsports           COM              847788106     3124   153300 SH       Sole                   153300
Symantec Corp.                 COM              871503108     2009   103800 SH       Sole                   103800
Time Warner Inc.               COM              887317105     6069   410047 SH       Sole                   410047
Tyco Electronics Ltd.          COM              G9144P105      213     5950 SH       Sole                     5950
Tyco International Ltd         COM              G9143X208      238     5950 SH       Sole                     5950
Viacom Inc. - Cl B             COM              92553p201     1487    48700 SH       Sole                    48700
Viad Corp.                     COM              92552R406     5957   230999 SH       Sole                   230999
Wal-Mart Stores Inc.           COM              931142103     3997    71115 SH       Sole                    71115
XTO Energy Inc.                COM              98385X106      354     5170 SH       Sole                     5170